LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED FEBRUARY 23, 2015

TO THE PROSPECTUS OF

THE FUNDS LISTED IN SCHEDULE A

This prospectus supplement replaces the prospectus supplement dated February 11, 2015.

Effective on or about June 1, 2015, the names of the funds are changed as follows:

Current Name	New Name
QS Legg Mason Lifestyle Allocation 85%	QS Legg Mason Growth Fund
QS Legg Mason Lifestyle Allocation 70%	QS Legg Mason Moderate Growth Fund
QS Legg Mason Lifestyle Allocation 50%	QS Legg Mason Conservative Growth Fund
QS Legg Mason Lifestyle Allocation 30%	QS Legg Mason Defensive Growth Fund

Effective on or about June 1, 2015, the following text replaces “Annual fund operating expenses” and “Example” in the section of the Prospectus titled “QS Legg Mason Lifestyle Allocation 85% — Fees and expenses of the fund”:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I
Management fees	None	None	None	None	None	None	None
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.25	0.50	1.00	None
Other expenses	0.35	0.48	0.26	0.25[2]	0.25[2]	0.25[2]	0.36
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.82	0.82	0.82	0.82	0.82	0.82	0.82
Total annual fund operating expenses[3]	1.42	2.30	2.08	1.32	1.57	2.07	1.18
Fees waived and/or expenses reimbursed[4]	—	—	—	—	—	—	(0.11)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.42	2.30	2.08	1.32	1.57	2.07	1.07

[1]

If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[3]

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[4]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), so that total annual operating expenses are not expected to exceed 0.80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares, 0.55% for Class FI shares, 0.80% for Class R shares, 1.55% for Class R1 shares and 0.25% for Class I shares. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying Legg Mason-affiliated funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	711	988	1,306	2,178
Class B (with redemption at end of period)	733	1,018	1,330	2,415
Class B (without redemption at end of period)	233	718	1,230	2,415
Class C (with redemption at end of period)	311	652	1,119	2,411
Class C (without redemption at end of period)	211	652	1,119	2,411
Class FI (with or without redemption at end of period)	134	418	723	1,589
Class R (with or without redemption at end of period)	160	496	856	1,868
Class R1 (with or without redemption at end of period)	210	649	1,114	2,401
Class I (with or without redemption at end of period)	109	364	639	1,423

Effective on or about June 1, 2015, the following replaces the disclosure in the Prospectus in the section titled “QS Legg Mason Lifestyle Allocation 85% — Principal investment strategies”:

The fund is a fund of funds — it invests in other mutual funds. The fund is managed as an asset allocation program and allocates its assets among the funds managed by the manager and its affiliates (underlying funds).

The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying equity funds may include exposure to any market cap or investment styles including non-traditional investment styles such as managed volatility, long-short or hedged equity and market neutral, among others. The underlying fixed income funds include funds in any sector, region or style, including non-traditional fixed income investment strategies. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

Effective on or about June 1, 2015, the following text replaces “Annual fund operating expenses” and “Example” in the section of the Prospectus titled “QS Legg Mason Lifestyle Allocation 70% — Fees and expenses of the fund”:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I
Management fees	None	None	None	None	None	None	None
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.25	0.50	1.00	None
Other expenses	0.29	0.46	0.23	0.26[2]	0.26[2]	0.26[2]	0.43
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.78	0.78	0.78	0.78	0.78	0.78	0.78
Total annual fund operating expenses[3]	1.32	2.24	2.01	1.29	1.54	2.04	1.21
Fees waived and/or expenses reimbursed[4]	—	—	—	—	—	—	(0.18)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.32	2.24	2.01	1.29	1.54	2.04	1.03

[1]

If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[3]

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[4]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), so that total annual operating expenses are not expected to exceed 0.80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares, 0.55% for Class FI shares, 0.80% for Class R shares, 1.55% for Class R1 shares and 0.25% for Class I shares. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying Legg Mason-affiliated funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	702	969	1,256	2,072
Class B (with redemption at end of period)	727	1,000	1,299	2,341
Class B (without redemption at end of period)	227	700	1,199	2,341
Class C (with redemption at end of period)	304	630	1,083	2,337
Class C (without redemption at end of period)	204	630	1,083	2,337
Class FI (with or without redemption at end of period)	131	408	707	1,556
Class R (with or without redemption at end of period)	157	487	839	1,835
Class R1 (with or without redemption at end of period)	207	639	1,098	2,369
Class I (with or without redemption at end of period)	105	366	647	1,449

Effective on or about June 1, 2015, the following replaces the disclosure in the Prospectus in the section titled “QS Legg Mason Lifestyle Allocation 70% — Principal investment strategies”:

The fund is a fund of funds — it invests in other mutual funds. The fund is managed as an asset allocation program and allocates its assets among the funds managed by the manager and its affiliates (underlying funds).

The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying equity funds may include exposure to any market cap or investment styles including non-traditional investment styles such as managed volatility, long-short or hedged equity and market neutral, among others. The underlying fixed income funds include funds in any sector, region or style, including non-traditional fixed income investment strategies. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

Effective on or about June 1, 2015, the following text replaces “Annual fund operating expenses” and “Example” in the section of the Prospectus titled “QS Legg Mason Lifestyle Allocation 50% — Fees and expenses of the fund”:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class l
Management fees	None	None	None	None	None	None	None
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.25	0.50	1.00	None
Other expenses	0.27	0.45	0.25	0.28[2]	0.28[2]	0.28[2]	0.18[2]
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.72	0.72	0.72	0.72	0.72	0.72	0.72
Total annual fund operating expenses[3]	1.24	2.17	1.97	1.25	1.50	2.00	0.90

[1]

If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” for Class FI, Class R, Class R1 and Class I shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[3]

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying Legg Mason-affiliated funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	694	946	1,217	1,989
Class B (with redemption at end of period)	720	979	1,264	2,267
Class B (without redemption at end of period)	220	679	1,164	2,267
Class C (with redemption at end of period)	300	618	1,062	2,295
Class C (without redemption at end of period)	200	618	1,062	2,295
Class FI (with or without redemption at end of period)	127	396	686	1,511
Class R (with or without redemption at end of period)	153	474	818	1,790
Class R1 (with or without redemption at end of period)	203	627	1,077	2,326
Class I (with or without redemption at end of period)	92	288	500	1,110

Effective on or about June 1, 2015, the following replaces the disclosure in the Prospectus in the section titled “QS Legg Mason Lifestyle Allocation 50% — Principal investment strategies”:

The fund is a fund of funds — it invests in other mutual funds. The fund is managed as an asset allocation program and allocates its assets among the funds managed by the manager and its affiliates (underlying funds).

The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying equity funds may include exposure to any market cap or investment styles including non-traditional investment styles such as managed volatility, long-short or hedged equity and market neutral, among others. The underlying fixed income funds include funds in any sector, region or style, including non-traditional fixed income investment strategies. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

Effective on or about June 1, 2015, the following text replaces “Annual fund operating expenses” and “Example” in the section of the Prospectus titled “QS Legg Mason Lifestyle Allocation 30% — Fees and expenses of the fund”:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class C1	Class FI	Class R	Class I
Management fees	None	None	None	None	None	None	None
Distribution and/or service (12b-1) fees	0.25	0.75	1.00	0.70	0.25	0.50	None
Other expenses	0.30	0.50	0.48	0.40	0.34[2]	0.34[2]	0.46
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.65	0.65	0.65	0.65	0.65	0.65	0.65
Total annual fund operating expenses[3]	1.20	1.90	2.13	1.75	1.24	1.49	1.11
Fees waived and/or expenses reimbursed[4]	–	–	–	–	(0.04)	(0.04)	(0.21)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.20	1.90	2.13	1.75	1.20	1.45	0.90

[1]

If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” for Class FI and Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[3]

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[4]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), so that total annual operating expenses are not expected to exceed 0.80% for Class A shares, 1.30% for Class B shares, 1.55% for Class C shares (formerly Class R1 shares), 1.25% for Class C1 shares, 0.55% for Class FI shares, 0.80% for Class R shares and 0.25% for Class I shares. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying Legg Mason-affiliated funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	542	790	1,057	1,818
Class B (with redemption at end of period)	643	897	1,126	2,040
Class B (without redemption at end of period)	193	597	1,026	2,040
Class C (Class R1 prior to August 1, 2012) (with redemption at end of period)	316	667	1,144	2,462
Class C (Class R1 prior to August 1, 2012) (without redemption at end of period)	216	667	1,144	2,462
Class C1 (Class C prior to August 1, 2012) (with redemption at end of period)	278	552	950	2,063
Class C1 (Class C prior to August 1, 2012) (without redemption at end of period)	178	552	950	2,063
Class FI (with or without redemption at end of period)	122	389	676	1,496
Class R (with or without redemption at end of period)	148	468	810	1,777
Class I (with or without redemption at end of period)	92	332	591	1,333

Effective on or about June 1, 2015, the following replaces the disclosure in the Prospectus in the section titled “QS Legg Mason Lifestyle Allocation 30% — Principal investment strategies”:

The fund is a fund of funds — it invests in other mutual funds. The fund is managed as an asset allocation program and allocates its assets among the funds managed by the manager and its affiliates (underlying funds).

The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 15% to 45% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 55% to 85% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying equity funds may include exposure to any market cap or investment styles including non-traditional investment styles such as managed volatility, long-short or hedged equity and market neutral, among others. The underlying fixed income funds include funds in any sector, region or style, including non-traditional fixed income investment strategies. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

Effective on or about June 1, 2015, the following replaces the disclosure in the Prospectus in the section titled “More on the funds’ investment strategies, investments and risks,” up to but not including the sub-section titled “More on the investments of the underlying funds”:

QS Legg Mason Growth Fund (prior to June 1, 2015, the fund was named QS Legg Mason Lifestyle Allocation 85% and prior to June 30, 2014, the fund was named Legg Mason Lifestyle Allocation 85%)

Investment objective

The fund seeks capital appreciation.

Principal investment strategies

The fund is a fund of funds — it invests in other mutual funds. The fund is managed as an asset allocation program and allocates its assets among the funds managed by the manager and its affiliates (underlying funds).

The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying equity funds may include exposure to any market cap or investment styles including non-traditional investment styles such as managed volatility, long-short or hedged equity and market neutral, among others. The underlying fixed income funds include funds in any sector, region or style, including non-traditional fixed income investment strategies. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

The fund invests in classes of shares of the underlying funds that are offered only to institutional and other eligible investors, such as the fund, at net asset value with no initial or contingent deferred sales charges and with generally lower expenses than other share classes. For underlying funds in the Legg Mason and Western Asset families of funds, the fund purchases Class IS shares, if the underlying fund offers Class IS shares, or Class I shares. The fund invests in the Institutional or Institutional Select Class of shares of the underlying funds in the Royce family of funds.

The fund’s investment strategies may be changed without shareholder approval. The fund’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders.

QS Legg Mason Moderate Growth Fund (prior to June 1, 2015, the fund was named QS Legg Mason Lifestyle Allocation 70% and prior to June 30, 2014, the fund was named Legg Mason Lifestyle Allocation 70%)

Investment objective

The fund seeks long-term growth of capital.

Principal investment strategies

The fund is a fund of funds — it invests in other mutual funds. The fund is managed as an asset allocation program and allocates its assets among the funds managed by the manager and its affiliates (underlying funds).

The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying equity funds may include exposure to any market cap or investment styles including non-traditional investment styles such as managed volatility, long-short or hedged equity and market neutral, among others. The underlying fixed income funds include funds in any sector, region or style, including non-traditional fixed income investment strategies. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

The fund invests in classes of shares of the underlying funds that are offered only to institutional and other eligible investors, such as the fund, at net asset value with no initial or contingent deferred sales charges and with generally lower expenses than other share classes. For underlying funds in the Legg Mason and Western Asset families of funds, the fund purchases Class IS shares, if the underlying fund offers Class IS shares, or Class I shares. The fund invests in the Institutional or Institutional Select Class of shares of the underlying funds in the Royce family of funds.

The fund’s investment strategies may be changed without shareholder approval. The fund’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders.

QS Legg Mason Conservative Growth Fund (prior to June 1, 2015, the fund was named QS Legg Mason Lifestyle Allocation 50% and prior to June 30, 2014, the fund was named Legg Mason Lifestyle Allocation 50%)

Investment objective

The fund seeks balance of growth of capital and income.

Principal investment strategies

The fund is a fund of funds — it invests in other mutual funds. The fund is managed as an asset allocation program and allocates its assets among the funds managed by the manager and its affiliates (underlying funds).

The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying equity funds may include exposure to any market cap or investment styles including non-traditional investment styles such as managed volatility, long-short or hedged equity and market neutral, among others. The underlying fixed income funds include funds in any sector, region or style, including non-traditional fixed income investment strategies. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

The fund invests in classes of shares of the underlying funds that are offered only to institutional and other eligible investors, such as the fund, at net asset value with no initial or contingent deferred sales charges and with generally lower expenses than other share classes. For underlying funds in the

Legg Mason and Western Asset families of funds, the fund purchases Class IS shares, if the underlying fund offers Class IS shares, or Class I shares. The fund invests in the Institutional or Institutional Select Class of shares of the underlying funds in the Royce family of funds.

The fund’s investment strategies may be changed without shareholder approval. The fund’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders.

QS Legg Mason Defensive Growth Fund (prior to June 1, 2015, the fund was named QS Legg Mason Lifestyle Allocation 30% and prior to June 30, 2014, the fund was named Legg Mason Lifestyle Allocation 30%)

Investment objective

The fund seeks income as a primary objective and long-term growth of capital as a secondary objective.

Principal investment strategies

The fund is a fund of funds — it invests in other mutual funds. The fund is managed as an asset allocation program and allocates its assets among the funds managed by the manager and its affiliates (underlying funds).

The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 15% to 45% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 55% to 85% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying equity funds may include exposure to any market cap or investment styles including non-traditional investment styles such as managed volatility, long-short or hedged equity and market neutral, among others. The underlying fixed income funds include funds in any sector, region or style, including non-traditional fixed income investment strategies. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

The fund invests in classes of shares of the underlying funds that are offered only to institutional and other eligible investors, such as the fund, at net asset value with no initial or contingent deferred sales charges and with generally lower expenses than other share classes. For underlying funds in the Legg Mason and Western Asset families of funds, the fund purchases Class IS shares, if the underlying fund offers Class IS shares, or Class I shares. The fund invests in the Institutional or Institutional Select Class of shares of the underlying funds in the Royce family of funds.

The fund’s investment strategies may be changed without shareholder approval. The fund’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders.

Effective on or about June 1, 2015, the following text is added to the Prospectus in the section titled “More on the funds’ investment strategies, investments and risks — Risks of investments in the underlying funds”:

Borrowing risk. Certain borrowings may create an opportunity for increased return but, at the same time, create special risks. Borrowing may make the value of an investment in an underlying fund more volatile and increase the underlying fund’s overall investment exposure. For example, borrowing may exaggerate changes in the net asset value of the underlying fund’s shares and in the return on the underlying fund’s securities holdings. The underlying fund may be required to liquidate fund securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. Interest on any borrowing will be an expense of the underlying fund and will reduce the value of its shares.

Concentration risk. To the extent an underlying fund’s investments are concentrated, the fund may present more risks than if it were broadly diversified over numerous industries, group of industries, sectors, geographic regions, asset classes, or underlying fund strategies. A downturn in any category in which an underlying fund may be concentrated would have a larger negative impact on the underlying fund than on a fund that does not concentrate its investments.

Counterparty risk. An underlying fund may enter into transactions with counterparties that become unable or unwilling to fulfill their contractual obligations. There can be no assurance that any such counterparty will not default on its obligations to an underlying fund. In the event of a counterparty default, the underlying fund could experience significant losses.

Dividend-paying stock risk. An underlying fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Equity-linked notes risk. ELNs are generally subject to the same risks as the foreign equity securities or the basket of foreign securities to which they are linked. If the linked securities decline in value, the ELN may return a lower amount at maturity. ELNs involve further risks associated with purchases and sales of notes, including the exchange rate fluctuations and a decline in the credit quality off the note’s issuer. ELNs are frequently secured by collateral. If an issuer defaults, an underlying fund would look to any underlying collateral to recover its losses. Ratings of issuers of ELNs refer only to the issuers’ creditworthiness and the related collateral. They provide no indication of the potential risks of the linked securities.

Exchange-traded notes risk. ETNs are not structured as investment companies and thus are not regulated under the 1940 Act. ETNs may be traded on stock exchanges and generally track specified market indexes, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but there are no periodic interest payments and principal is not protected. An underlying fund could lose some or the entire amount invested in an ETN.

Hedge fund strategies risk. The underlying funds may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including increased use of short sales, leverage and derivative transactions and hedging strategies. The fund may invest in underlying funds employing proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated.

Hedging risk. The decision as to whether and to what extent an underlying fund will engage in hedging transactions to hedge against such risks as credit risk, currency risk and interest rate risk will depend on a number of factors, including prevailing market conditions, the composition of the underlying fund and the availability of suitable transactions. Accordingly, there can be no assurance that an underlying fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful. Hedging transactions involve costs and may reduce gains or result in losses.

Leveraging risk. The value of your investment may be more volatile if an underlying fund borrows or uses derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than a fund would otherwise have had. An underlying fund may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of a fund’s assets.

Long/short strategy risk. While an underlying fund that uses a long/short strategy may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the underlying fund could lose money on both positions, if the portfolio managers of the underlying fund judge the market incorrectly.

Model risk. The investment models employed by the subadviser of an underlying fund may not adequately take into account certain factors and may result in the underlying fund having a lower return than if the underlying fund were managed using another model or investment strategy. In addition, the investment models used by an underlying fund’s subadviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors. The markets or the prices of individual securities may be affected by factors not foreseen in developing the models.

Undervalued securities risk. An underlying fund may invest in undervalued securities. These investments involve a high degree of financial risk and can result in substantial losses. Returns generated from an underlying fund’s investments may not adequately compensate for the business and financial risks assumed. An underlying fund may make certain speculative investments in securities which its subadviser believes to be undervalued; however, there can be no assurance that the securities purchased will in fact be undervalued. In addition, the underlying fund may be required to hold such securities for a substantial period of time before realizing their anticipated value.

Volatility risk. The value of the securities in an underlying fund’s portfolio may fluctuate, sometimes rapidly and unpredictably. The value of a security may fluctuate due to factors affecting markets generally or particular industries. The value of a security may also be more volatile than the market as a whole. This volatility may affect an underlying fund’s net asset value. Although the subadvisers of certain underlying funds employ models that were created to invest in stocks that exhibit low volatility characteristics, there is no guarantee that these models and strategies will be successful. Securities in an underlying fund’s portfolio may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. Events or financial circumstances affecting individual securities or sectors may increase the volatility of an underlying fund.

Effective on or about June 1, 2015, the following text replaces the section of the Prospectus titled “More on fund management — Expense limitation”:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), so that total annual operating expenses are not expected to exceed 0.80% for Class A shares, 1.55% for Class B shares (1.30% for Class B shares of QS Legg Mason Defensive Growth Fund), 1.55% for Class C shares (formerly Class R1 shares of QS Legg Mason Defensive Growth Fund), 1.25% for Class C1 shares of QS Legg Mason Defensive Growth Fund, 0.55% for Class FI shares, 0.80% for Class R shares, 1.55% for Class R1 shares of QS Legg Mason Growth Fund, QS Legg Mason Moderate Growth Fund, and QS Legg Mason Conservative Growth Fund and 0.25% for Class I shares, subject to recapture as described below. These arrangements are expected to continue until December 31, 2016, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. These arrangements, however, may be modified by the manager to decrease total annual operating expenses at any time. The manager is also permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Effective on or about June 1, 2015, Appendix A to the Prospectus is deleted in its entirety.

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS Legg Mason Lifestyle Allocation 30%	June 1, 2014
QS Legg Mason Lifestyle Allocation 50%	June 1, 2014
QS Legg Mason Lifestyle Allocation 70%	June 1, 2014
QS Legg Mason Lifestyle Allocation 85%	June 1, 2014

Please retain this supplement for future reference.

QSIN113953